DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) bbl in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) MMBTU GWh bbl	Dec. 31, 2017 USD ($) MMBTU GWh bbl
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 24,999	$ 10,254
Gains (losses) on cash flow hedges, before tax	38	42
Ineffective Portion	(3)	(16)
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	17,319	14,587
Gains (losses) on hedges of net investments in foreign operations, before tax	999	(748)
Ineffective Portion	9	0
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	42,318	24,841
Gain (loss) on hedge effectiveness recognised in other comprehensive income	1,037	(706)
Ineffective Portion	$ 6	$ (16)
Oil and gas assets [member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Number in Barrels of Commodity Derivatives | bbl	3,151	3,087
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	14,752	28,808
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	6,040	15,586
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	63,076,000	48,163,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	8,423,000	45,014,000